CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)

Description	No. of Shares	Value
EQUITY SECURITIES - 99.46%
CLOSED-END FUNDS - 5.80%
CORE - 0.47%
General American Investors Company, Inc.	180,948	$7,040,687

DEVELOPED MARKET - 0.06%
Japan Smaller Capitalization Fund, Inc.	109,102	753,895
New Germany Fund, Inc. (The)	15,041	136,723
		890,618
DIVERSIFIED EQUITY - 0.68%
Adams Diversified Equity Fund, Inc.	648,595	10,085,652

EMERGING MARKETS - 0.13%
Mexico Fund, Inc. (The)	6,077	103,431
Morgan Stanley India Investment Fund, Inc.	90,210	1,755,486
		1,858,917
ENERGY MLP FUNDS - 0.44%
ClearBridge Energy Midstream Opportunity Fund Inc.	1,964	55,463
ClearBridge MLP and Midstream Total Return Fund Inc.	98,982	2,860,580
Goldman Sachs MLP and Energy Renaissance Fund	108,425	1,420,368
Kayne Anderson NextGen Energy & Infrastructure, Inc.	297,336	2,283,540
		6,619,951
GLOBAL - 0.08%
Gabelli Global Small and Mid Cap Value Trust (The)	24,543	285,784
GDL Fund (The)	113,759	892,462
		1,178,246
INCOME & PREFERRED STOCK - 0.23%
Calamos Long/Short Equity & Dynamic Income Trust	116,549	1,799,517
LMP Capital and Income Fund Inc.	137,988	1,684,833
		3,484,350
NATURAL RESOURCES - 0.49%
Adams Natural Resources Fund, Inc.	272,969	5,612,242
First Trust Energy Income and Growth Fund	92,919	1,206,089
NXG NextGen Infrastructure Income Fund	12,149	445,504
		7,263,835

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
OPTION ARBITRAGE/OPTIONS STRATEGIES - 0.04%
Virtus Dividend, Interest & Premium Strategy Fund	53,480	$628,925

SECTOR EQUITY - 3.04%
BlackRock Health Sciences Trust II	732,805	12,245,172
BlackRock Innovation & Growth Trust	2,227,592	17,887,563
Gabelli Healthcare & WellnessRx Trust (The)	99,700	1,005,973
GAMCO Natural Resources, Gold & Income Trust	69,997	363,284
Neuberger Berman Next Generation Connectivity Fund Inc.	688,830	7,170,720
Nuveen Real Asset Income and Growth Fund	355,612	4,174,885
Tekla Healthcare Investors	75,000	1,323,750
Tekla Life Sciences Investors	83,990	1,169,981
		45,341,328
UTILITY - 0.14%
abrdn Global Infrastructure Income Fund	119,220	2,141,191

TOTAL CLOSED-END FUNDS		86,533,700

COMMUNICATION SERVICES - 8.19%
Alphabet Inc. - Class C *	680,000	70,720,000
Comcast Corporation - Class A	344,000	13,041,040
Meta Platforms, Inc. - Class A *	60,000	12,716,400
Netflix, Inc. *	30,000	10,364,400
T-Mobile US, Inc. *	50,000	7,242,000
Walt Disney Company (The) *	80,000	8,010,400
		122,094,240
CONSUMER DISCRETIONARY - 10.09%
Amazon.com, Inc. *	545,000	56,293,050
AutoZone, Inc. *	2,000	4,916,300
Booking Holdings Inc. *	3,500	9,283,435
Chipotle Mexican Grill, Inc. *	2,300	3,929,067
eBay Inc.	38,000	1,686,060
General Motors Company	102,000	3,741,360
Hilton Worldwide Holdings Inc.	22,000	3,099,140
Lowe's Companies, Inc.	64,000	12,798,080

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
CONSUMER DISCRETIONARY - 10.09% (Continued)
O'Reilly Automotive, Inc. *	14,500	$12,310,210
Ross Stores, Inc.	40,000	4,245,200
Tesla, Inc. *	140,000	29,044,400
TJX Companies, Inc. (The)	115,000	9,011,400
		150,357,702
CONSUMER STAPLES - 7.00%
Coca-Cola Company (The)	345,000	21,400,350
Costco Wholesale Corporation	40,500	20,123,235
Dollar General Corporation	19,000	3,998,740
Dollar Tree, Inc. *	18,000	2,583,900
Hershey Company (The)	13,000	3,307,330
Monster Beverage Corporation *	60,000	3,240,600
PepsiCo, Inc.	112,000	20,417,600
Philip Morris International Inc.	127,400	12,389,650
Walmart Inc.	115,000	16,956,750
		104,418,155
ENERGY - 3.18%
ConocoPhillips	40,000	3,968,400
Devon Energy Corporation	50,000	2,530,500
Exxon Mobil Corporation	280,000	30,704,800
Kinder Morgan, Inc. - Class P	160,000	2,801,600
Occidental Petroleum Corporation	60,000	3,745,800
Pioneer Natural Resources Company	18,000	3,676,320
		47,427,420
EXCHANGE-TRADED FUNDS - 5.51%
Energy Select Sector SPDR® Fund (The)	180,000	14,909,400
Invesco QQQ TrustSM, Series 1	59,000	18,934,870
iShares Core S&P 500 ETF	50,000	20,554,000
SPDR S&P 500® ETF Trust	47,500	19,446,025
Technology Select Sector SPDR® Fund (The)	55,000	8,305,550
		82,149,845
FINANCIALS - 12.85%
Aon plc - Class A	20,000	6,305,800
Arthur J. Gallagher & Co.	18,000	3,443,580
Bank of America Corporation	560,000	16,016,000
Berkshire Hathaway Inc. - Class B *	152,000	46,933,040

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
FINANCIALS - 12.85% (Continued)
Charles Schwab Corporation (The)	145,000	$7,595,100
Fiserv, Inc. *	45,000	5,086,350
JPMorgan Chase & Co.	210,000	27,365,100
Mastercard Incorporated - Class A	61,000	22,168,010
Moody's Corporation	15,000	4,590,300
Morgan Stanley	120,000	10,536,000
MSCI Inc.	7,000	3,917,830
PayPal Holdings, Inc. *	65,000	4,936,100
Progressive Corporation (The)	52,000	7,439,120
Visa, Inc. - Class A	112,000	25,251,520
		191,583,850
HEALTH CARE - 12.35%
AbbVie Inc.	20,000	3,187,400
Biogen Inc. *	12,000	3,336,360
Boston Scientific Corporation *	100,000	5,003,000
Bristol-Myers Squibb Company	198,000	13,723,380
Cigna Group (The)	30,000	7,665,900
Danaher Corporation	50,000	12,602,000
DexCom, Inc. *	32,000	3,717,760
Elevance Health, Inc.	22,000	10,115,820
Eli Lilly and Company	33,000	11,332,860
Gilead Sciences, Inc.	120,000	9,956,400
HCA Healthcare, Inc.	17,000	4,482,560
Humana Inc.	10,000	4,854,600
Intuitive Surgical, Inc. *	15,000	3,832,050
IQVIA Holdings Inc. *	16,000	3,182,240
McKesson Corporation	14,000	4,984,700
Merck & Co., Inc.	200,000	21,278,000
Mettler-Toledo International Inc. *	2,000	3,060,420
Regeneron Pharmaceuticals, Inc. *	10,000	8,216,700
Stryker Corporation	30,000	8,564,100
UnitedHealth Group Incorporated	73,500	34,735,365
Vertex Pharmaceuticals Incorporated *	20,000	6,301,400
		184,133,015
INDUSTRIALS - 7.84%
Boeing Company (The) *	52,000	11,046,360

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
INDUSTRIALS - 7.84% (Continued)
Caterpillar Inc.	40,000	$9,153,600
CSX Corporation	206,000	6,167,640
Deere & Company	22,000	9,083,360
Emerson Electric Co.	50,000	4,357,000
General Dynamics Corporation	24,000	5,477,040
Honeywell International Inc.	60,000	11,467,200
Illinois Tool Works Inc.	23,000	5,599,350
Lockheed Martin Corporation	21,000	9,927,330
Norfolk Southern Corporation	21,000	4,452,000
PACCAR Inc.	43,500	3,184,200
Raytheon Technologies Corporation	120,000	11,751,600
Rockwell Automation, Inc.	12,000	3,521,400
TransDigm Group Incorporated	5,000	3,685,250
Union Pacific Corporation	60,000	12,075,600
Waste Management, Inc.	36,000	5,874,120
		116,823,050
INFORMATION TECHNOLOGY - 21.66%
Adobe Inc. *	34,000	13,102,580
Analog Devices, Inc.	12,000	2,366,640
Apple Inc.	742,000	122,355,800
Applied Materials, Inc.	41,000	5,036,030
Autodesk, Inc. *	14,000	2,914,240
Intuit Inc.	12,000	5,349,960
Lam Research Corporation	12,000	6,361,440
Microsoft Corporation	368,000	106,094,399
NVIDIA Corporation	139,800	38,832,246
Roper Technologies, Inc.	10,000	4,406,900
Salesforce, Inc. *	80,000	15,982,400
		322,802,635
MATERIALS - 2.14%
Albemarle Corporation	10,000	2,210,400
Corteva, Inc.	67,000	4,040,770
DuPont de Nemours, Inc.	47,000	3,373,190
Freeport-McMoRan Inc.	136,000	5,563,760
Linde plc	47,000	16,705,680
		31,893,800

CORNERSTONE STRATEGIC VALUE FUND, INC.

SCHEDULE OF INVESTMENTS - MARCH 31, 2023 (Unaudited)(Continued)

Description	No. of Shares	Value
REAL ESTATE - 0.99%
AvalonBay Communities, Inc.	13,000	$2,184,780
CBRE Group, Inc. - Class A *	27,000	1,965,870
Equinix, Inc.	6,000	4,326,240
Public Storage	13,000	3,927,820
SBA Communications Corporation - Class A	9,000	2,349,630
		14,754,340
UTILITIES - 1.86%
American Electric Power Company, Inc.	46,000	4,185,540
American Water Works Company, Inc.	22,000	3,222,780
Constellation Energy Corporation	18,333	1,439,141
Exelon Corporation	88,000	3,686,320
Sempra Energy	30,000	4,534,800
Southern Company (The)	98,000	6,818,840
WEC Energy Group, Inc.	22,000	2,085,380
Xcel Energy Inc.	25,000	1,686,000
		27,658,801

TOTAL EQUITY SECURITIES (cost - $1,315,651,892)		1,482,630,553

SHORT-TERM INVESTMENT - 0.64%
MONEY MARKET FUND - 0.64%
Fidelity Institutional Money Market Government Portfolio - Class I, 4.72% ^ (cost - $9,521,832)	9,521,832	9,521,832

TOTAL INVESTMENTS - 100.10% (cost - $1,325,173,724)		1,492,152,385

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.10%)		(1,428,260)

NET ASSETS - 100.00%		$1,490,724,125

*	Non-income producing security.

^	The rate shown is the 7-day effective yield as of March 31, 2023.

plc Public Limited Company